SCHEDULE OF INFORMATION RELATED TO WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Jul. 31, 2023	Jul. 26, 2023	Jun. 30, 2023	Dec. 31, 2022	Nov. 04, 2022	Nov. 03, 2022
Subsidiary or Equity Method Investee [Line Items]
Exercise price	$ 7.40	$ 7.21		$ 7.85		$ 2.50	$ 2.50	$ 14.00
Number Outstanding	2,748,371	2,878,734
ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Number Outstanding	480,347
BioSig AI Sciences, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price	$ 1.00		$ 1.00		$ 1.00
Number Outstanding	130,500
Expiration date	June-July 2028
Range One [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price	$ 5.00
Number Outstanding	473,772
Expiration date	November 2027
Range Two [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price	$ 10.00
Number Outstanding	6,575
Expiration date	May 2025